UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2002
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio	November 6, 2002


Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $44,079

List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion   Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
A. D. Midland                  Common  039483102       204    16330    x                       8020           8310
Anadarko Petroleum             Common  032511107      1821    40895    x                      21530          19365
BP Amoco PLC Sponsored ADR     Common  110889409       219     5479    x                                      5479
Baxter International           Common  071813109      1695    55475    x                      30160          25315
Boeing                         Common  097023105      1919    56220    x                      29880          26340
Coach                          Common  189754104      2528    98762    x                      51044          47718
Concord EFS, Inc.              Common  206197105       216    13590    x                       6440           7150
Duke Energy                    Common  264399106      1729    88415    x                      45980          42435
Electronic Data Systems        Common  285661104       873    62450    x                      33690          28760
Enpro Industries, Inc.         Common  29355X107        58    16772    x                       8382           8390
Exxon-Mobil                    Common  30231G102      2119    66442    x                      34910          31532
Federal Natl Mtg               Common  313586109      1917    32190    x                      17360          14830
Fifth Third Bancorp            Common  316773100       208     3391    x                                      3391
General Electric               Common  369604103       210     8500    x                       1650           6850
GlaxoSmithKline                Common  37733w105      2147    55878    x                      29152          26726
Goodrich Corp.                 Common  382388106      1805    95492    x                      50242          45250
Halliburton                    Common  406216101       172    13310    x                       8590           4720
Harrah's Entertainment, Inc.   Common  413619107      2170    45010    x                      22910          22100
Johnson & Johnson              Common  478160104       341     6300    x                                      6300
Jones Apparel                  Common  480074103      2067    67330    x                      34380          32950
KLA-Tencor                     Common  482480100      1300    46540    x                      23580          22960
Lowes Companies                Common  548661107       348     8410    x                       3760           4650
Nokia Corp.                    Common  654902204       150    11312    x                       4082           7230
Pactiv Corp.                   Common  695257105      1848   112370    x                      58260          54110
Pfizer                         Common  717081103       284     9785    x                       4480           5305
Procter & Gamble               Common  742718109       323     3610    x                        500           3110
Symantec                       Common  871503108      2646    78680    x                      41680          37000
Sysco Corp.                    Common  871829107       380    13370    x                       5920           7450
Target Corp.                   Common  87612E106       243     8230    x                       3680           4550
Tenet Healthcare Corp.         Common  88033G100      2696    54472    x                      28590          25882
Tyco International Ltd.        Common  902124106      1577   111850    x                      60840          51010
U.S. Bancorp                   Common  902973304      1978   106481    x                      58260          48221
Verizon Communications         Common  92343v104      1281    46669    x                      24270          22399
Washington Mutual              Common  939322103      2328    73985    x                      39790          34195
Yum! Brands, Inc.              Common  988498101      2279    82250    x                      44280          37970